Variable Interest Entities [Text Block] (Tables)	12 Months Ended
Mar. 31, 2014
Consolidated VIEs [Member]
Assets And Liabilities Of Variable Interest Entities [Table Text Block]

Consolidated VIEs	Consolidated assets
At March 31, 2013:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥5,641,295	¥25,520	¥72,968	¥966	¥601,444	¥4,927,509	¥12,888
Investment funds	2,567,049	47,176	18,113	2,322,430	8,643	173	170,514
Special purpose entities created for structured financing	175,627	1,427	2,188	—	—	156,903	15,109
Repackaged instruments	56,902	—	—	54,154	—	2,748	—
Securitization of the MUFG Group’s assets	1,756,940	—	—	—	—	1,720,066	36,874
Trust arrangements	1,006,961	—	3,601	277	91,707	909,146	2,230
Others	100,013	295	681	—	85	64,948	34,004

Total consolidated assets before elimination	11,304,787	74,418	97,551	2,377,827	701,879	7,781,493	271,619
The amounts eliminated in consolidation	(1,127,690)	(71,726)	(71,464)	(1,237)	(6)	(966,616)	(16,641)

Total consolidated assets	¥10,177,097	¥2,692	¥26,087	¥2,376,590	¥701,873	¥6,814,877	¥254,978

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥5,645,471	¥—	¥4,868,648	¥330,171	¥446,652
Investment funds	232,533	—	1,348	12,246	218,939
Special purpose entities created for structured financing	173,928	—	5,241	166,810	1,877
Repackaged instruments	57,452	—	—	56,236	1,216
Securitization of the MUFG Group’s assets	1,741,837	—	25,000	1,715,823	1,014
Trust arrangements	1,003,916	1,001,815	—	—	2,101
Others	99,505	—	64,216	35,143	146

Total consolidated liabilities before elimination	8,954,642	1,001,815	4,964,453	2,316,429	671,945
The amounts eliminated in consolidation	(4,251,981)	—	(3,078,982)	(1,146,963)	(26,036)
The amount of liabilities with recourse to the general credit of MUFG Group	(3,117,515)	(1,001,815)	(1,845,698)	(2,772)	(267,230)

Liabilities of consolidated VIEs for which creditors or beneficial interest holders do not have recourse to the general credit of the MUFG Group	¥1,585,146	¥—	¥39,773	¥1,166,694	¥378,679

Consolidated VIEs	Consolidated assets
At March 31, 2014:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥6,202,924	¥30,484	¥117,116	¥1,783	¥762,103	¥5,277,749	¥13,689
Investment funds	2,433,575	46,198	36,076	2,190,419	10,270	—	150,612
Special purpose entities created for structured financing	257,874	1,840	2,794	—	—	236,115	17,125
Repackaged instruments	29,296	—	—	29,296	—	—	—
Securitization of the MUFG Group’s assets	1,473,901	—	—	—	—	1,439,002	34,899
Trust arrangements	1,325,602	—	1,528	139	95,339	1,226,221	2,375
Others	84,882	342	680	—	73	48,914	34,873

Total consolidated assets before elimination	11,808,054	78,864	158,194	2,221,637	867,785	8,228,001	253,573
The amounts eliminated in consolidation	(1,428,412)	(75,697)	(125,036)	(1,883)	(6)	(1,208,348)	(17,442)

Total consolidated assets	¥10,379,642	¥3,167	¥33,158	¥2,219,754	¥867,779	¥7,019,653	¥236,131

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥6,227,784	¥—	¥5,239,304	¥467,005	¥521,475
Investment funds	87,702	—	—	422	87,280
Special purpose entities created for structured financing	174,055	—	1,993	169,231	2,831
Repackaged instruments	29,181	—	—	29,000	181
Securitization of the MUFG Group’s assets	1,452,857	—	23,800	1,428,202	855
Trust arrangements	1,322,103	1,320,209	—	—	1,894
Others	84,527	—	48,368	36,025	134

Total consolidated liabilities before elimination	9,378,209	1,320,209	5,313,465	2,129,885	614,650
The amounts eliminated in consolidation	(4,196,910)	—	(2,988,582)	(1,163,047)	(45,281)
The amount of liabilities with recourse to the general credit of MUFG Group	(3,910,836)	(1,320,209)	(2,280,662)	—	(309,965)

Liabilities of consolidated VIEs for which creditors or beneficial interest holders do not have recourse to the general credit of the MUFG Group	¥1,270,463	¥—	¥44,221	¥966,838	¥259,404

Non-consolidated VIEs [Member]
Assets And Liabilities Of Variable Interest Entities [Table Text Block]

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At March 31, 2013:	Total assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥12,926,458	¥3,072,591	¥2,256,903	¥3,384	¥363,521	¥1,889,998	¥—	¥—	¥—
Investment funds	25,517,222	744,935	634,662	168,580	149,036	317,046	—	1,186	1,186
Special purpose entities created for structured financing	20,978,132	3,048,178	2,346,557	136,118	85,254	2,124,202	983	466	466
Repackaged instruments	13,097,513	1,638,067	1,546,726	106,661	1,181,828	258,237	—	—	—
Trust arrangements	14,866	13,589	12,740	—	—	12,740	—	5,739	5,739
Others	29,381,902	2,174,939	1,714,409	66,563	286,937	1,353,826	7,083	99	99

Total	¥101,916,093	¥10,692,299	¥8,511,997	¥481,306	¥2,066,576	¥5,956,049	¥8,066	¥7,490	¥7,490

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At March 31, 2014:	Total assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥16,114,320	¥3,826,653	¥2,879,545	¥1,851	¥512,835	¥2,364,858	¥1	¥217	¥217
Investment funds	24,216,292	844,762	735,423	100,099	300,295	326,860	8,169	—	—
Special purpose entities created for structured financing	27,811,920	3,305,869	2,586,162	138,023	84,964	2,361,243	1,932	1,788	1,788
Repackaged instruments	9,106,418	2,132,268	2,034,180	202,209	1,536,859	295,112	—	—	—
Trust arrangements	26,795	23,680	22,940	—	—	22,940	—	5,471	5,471
Others	50,444,297	2,720,245	2,113,300	129,020	100,000	1,884,280	—	125	125

Total	¥127,720,042	¥12,853,477	¥10,371,550	¥571,202	¥2,534,953	¥7,255,293	¥10,102	¥7,601	¥7,601